Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revelyst Business
Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 12,424	$ 12,648	$ 49,908	$ 43,725	$ 26,007